Other Information - Commitments ATT Mexico (Details) - Pegaso PCS S.A. de CV - Comunicaciones Digitales, S. de R.L. de C.V.	Apr. 24, 2024	Nov. 21, 2019
Commitments [Line Items]
Wholesale access services agreement, term	3 years	8 years
Wholesale access services agreement, renewal period after term end, term		3 years
Wholesale Access Services Agreement, Additional Consecutive Term	3 years